Strategic Investments - Alcanna Inc., formerly Liquor Stores N.A. Ltd. (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 09, 2018	Feb. 14, 2018 CAD ($) $ / shares shares	Jun. 30, 2019 CAD ($) year $ / shares shares	Jun. 30, 2018 CAD ($) year $ / shares shares	Jun. 30, 2017 CAD ($)
Disclosure of associates [line items]
Investments in subsidiaries, joint ventures and associates			$ 118,845	$ 334,442	$ 0
Impairment loss recognised in profit or loss			88,932
Unrealized gain (loss) on marketable securities			$ (16,199)	$ 173,387
Alcanna
Disclosure of associates [line items]
Number of common shares acquired (in shares) | shares		6,900,000
Price per share (in CAD per share) | $ / shares		$ 15.00
Cost to acquire additional shares		$ 103,500
Proportion of ownership interest in associate	25.00%	19.90%	25.00%
Number of subscription receipts subscribed to (in shares) | shares		2,300,000
Cost per subscription receipts (in CAD per share) | $ / shares		$ 15.00
Purchase of interests in associates allocated to subscription receipts		$ 34,500
Purchase of interests in associates, including subscription receipts		$ 138,000
Closing stock price (in A$ per share) | $ / shares		$ 11.95	$ 5.97	$ 9.14
Investments in subsidiaries, joint ventures and associates		$ 109,900	$ 50,950	$ 109,577	$ 0
Total shareholdings (in shares) | shares			9,200,000	9,200,000
Fair value of investment in associates			$ 54,900	$ 84,100
Impairment loss recognised in profit or loss			68,696
Impairment reversal			15,643
Derivatives and Convertible Debentures at FVTPL
Disclosure of associates [line items]
Unrealized gain (loss) on marketable securities			$ (16,199)	$ 173,387
Derivatives and Convertible Debentures at FVTPL | Alcanna
Disclosure of associates [line items]
Number of share purchase warrants received (in shares) | shares		11,880,000
Number of warrants held by entity (in shares) | shares			11,880,000	11,880,000
Equity price risk
Disclosure of associates [line items]
Reasonably possible change in variable			10.00%
Warrants | Derivatives and Convertible Debentures at FVTPL | Alcanna
Disclosure of associates [line items]
Fair value of financial instrument		$ 28,100	$ 400	$ 2,400
Unrealized gain (loss) on marketable securities			$ (2,000)	$ (25,700)
Interest rate on financial asset			1.93%	2.12%
Dividend yield			0.00%	0.00%
Historical stock price volatility			46.32%	30.15%
Expected life | year			0.49	1.49
Warrants | Equity price risk | Derivatives and Convertible Debentures at FVTPL | Alcanna
Disclosure of associates [line items]
Reasonably possible change in variable			10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, assets			$ 500
Expiring On August 14, 2019 | Derivatives and Convertible Debentures at FVTPL | Alcanna
Disclosure of associates [line items]
Number of share purchase warrants received (in shares) | shares		10,130,000
Expiring On January 31, 2022 | Derivatives and Convertible Debentures at FVTPL | Alcanna
Disclosure of associates [line items]
Number of share purchase warrants received (in shares) | shares		1,750,000